Consolidated Statements of Changes in Equity (USD $)	Total	Appalachian Power Co [Member]	Indiana Michigan Power Co [Member]	Ohio Power Co [Member]	Public Service Co Of Oklahoma [Member]	Southwestern Electric Power Co [Member]	Common Stock [Member]	Common Stock [Member] Appalachian Power Co [Member]	Common Stock [Member] Indiana Michigan Power Co [Member]	Common Stock [Member] Ohio Power Co [Member]	Common Stock [Member] Public Service Co Of Oklahoma [Member]	Common Stock [Member] Southwestern Electric Power Co [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Appalachian Power Co [Member]	Additional Paid-in Capital [Member] Indiana Michigan Power Co [Member]	Additional Paid-in Capital [Member] Ohio Power Co [Member]	Additional Paid-in Capital [Member] Public Service Co Of Oklahoma [Member]	Additional Paid-in Capital [Member] Southwestern Electric Power Co [Member]	Retained Earnings [Member]	Retained Earnings [Member] Appalachian Power Co [Member]	Retained Earnings [Member] Indiana Michigan Power Co [Member]	Retained Earnings [Member] Ohio Power Co [Member]	Retained Earnings [Member] Public Service Co Of Oklahoma [Member]	Retained Earnings [Member] Southwestern Electric Power Co [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Appalachian Power Co [Member]	Accumulated Other Comprehensive Income [Member] Indiana Michigan Power Co [Member]	Accumulated Other Comprehensive Income [Member] Ohio Power Co [Member]	Accumulated Other Comprehensive Income [Member] Public Service Co Of Oklahoma [Member]	Accumulated Other Comprehensive Income [Member] Southwestern Electric Power Co [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Ohio Power Co [Member]	Noncontrolling Interest [Member] Southwestern Electric Power Co [Member]
Beginning Balance at Dec. 31, 2008	$ 10,710,000,000	$ 2,376,591,000	$ 1,434,818,000	$ 3,684,009,000	$ 748,246,000	$ 1,248,929,000	$ 2,771,000,000	$ 260,458,000	$ 56,584,000	$ 321,201,000	$ 157,230,000	$ 135,660,000	$ 4,527,000,000	$ 1,225,292,000	$ 861,291,000	$ 1,158,172,000	$ 340,016,000	$ 530,003,000	$ 3,847,000,000	$ 951,066,000	$ 538,637,000	$ 2,372,720,000	$ 251,704,000	$ 615,110,000	$ (452,000,000)	$ (60,225,000)	$ (21,694,000)	$ (184,883,000)	$ (704,000)	$ (32,120,000)	$ 17,000,000	$ 16,799,000	$ 276,000
Beginning Balance, Shares at Dec. 31, 2008	426,321,248
Issuance of Common Stock, Value	1,779,000,000						468,000,000						1,311,000,000
Issuance of Common Stock, Shares	72,012,017
Capital Contribution from Parent		250,000,000	120,000,000	550,000,000	20,000,000	142,500,000								250,000,000	120,000,000	550,000,000	20,000,000	142,500,000
Common Stock Dividends		(20,000,000)	(98,000,000)	(245,000,000)	(32,000,000)															(20,000,000)	(98,000,000)	(245,000,000)	(32,000,000)
Common Stock Dividends	(758,000,000)			(2,042,000)		(3,375,000)													(753,000,000)												(5,000,000)	(2,042,000)	(3,375,000)
Preferred Stock Dividends	(3,000,000)	(799,000)	(339,000)	(732,000)	(212,000)	(229,000)													(3,000,000)	(799,000)	(339,000)	(732,000)	(212,000)	(229,000)
Purchase of JMG	19,000,000			18,599,000									37,000,000			36,509,000															(18,000,000)	(17,910,000)
Gain on Reacquired Preferred Stock			1,000		1,000										1,000		1,000
Capital Stock Expense		0		0										(101,000)		(157,000)				101,000		157,000
Noncash Dividend of Property to Parent				(8,123,000)																		(8,123,000)
Other Changes in Equity	(50,000,000)			1,111,000	0	0							(51,000,000)				4,214,000	2,476,000					(4,214,000)	(2,476,000)							1,000,000	1,111,000
Subtotal - Equity	11,697,000,000	2,605,792,000	1,456,480,000	3,997,822,000	736,035,000	1,387,825,000
Net Income (Loss)	1,360,000,000			578,234,000		114,073,000													1,360,000,000
Net Income (Loss) Attributable to Noncontrolling Interest	5,000,000			2,042,000		3,130,000																									5,000,000
Net Income (Loss)	1,365,000,000	155,814,000	216,310,000	580,276,000	75,602,000	117,203,000														155,814,000	216,310,000	578,234,000	75,602,000	114,073,000								2,042,000	3,130,000
Other Comprehensive Income (Loss)	78,000,000	9,971,000	(7,000)	16,432,000	105,000	19,129,000																			78,000,000	9,971,000	(7,000)	16,432,000	105,000	19,129,000
Ending Balance at Dec. 31, 2009	13,140,000,000	2,771,577,000	1,672,783,000	4,594,530,000	811,742,000	1,524,157,000	3,239,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	5,824,000,000	1,475,393,000	981,292,000	1,744,838,000	364,231,000	674,979,000	4,451,000,000	1,085,980,000	656,608,000	2,696,942,000	290,880,000	726,478,000	(374,000,000)	(50,254,000)	(21,701,000)	(168,451,000)	(599,000)	(12,991,000)	0	0	31,000
Ending Balance, Shares at Dec. 31, 2009	498,333,265
Issuance of Common Stock, Value	93,000,000						18,000,000						75,000,000
Issuance of Common Stock, Shares	2,781,616
Capital Contribution from Parent		0	0	0	0	0
Common Stock Dividends		(88,000,000)	(105,000,000)	(469,075,000)	(51,026,000)															(88,000,000)	(105,000,000)	(469,075,000)	(51,026,000)
Common Stock Dividends	(824,000,000)					(3,763,000)													(820,000,000)												(4,000,000)		(3,763,000)
Preferred Stock Dividends	(3,000,000)	(799,000)	(339,000)	(732,000)	(200,000)	(229,000)													(3,000,000)	(799,000)	(339,000)	(732,000)	(200,000)	(229,000)
Gain on Reacquired Preferred Stock			2,000	4,000	76,000										2,000	4,000	76,000
Capital Stock Expense		(2,000)		0										(103,000)		(149,000)				101,000		149,000
Noncash Dividend of Property to Parent				0
Other Changes in Equity	5,000,000												5,000,000
Subtotal - Equity	12,411,000,000	2,682,780,000	1,567,446,000	4,124,727,000	760,592,000	1,520,165,000
Net Income (Loss)	1,214,000,000			541,616,000		142,591,000													1,214,000,000
Net Income (Loss) Attributable to Noncontrolling Interest	4,000,000			0		4,093,000																									4,000,000
Net Income (Loss)	1,218,000,000	136,668,000	126,091,000	541,616,000	72,787,000	146,684,000														136,668,000	126,091,000	541,616,000	72,787,000	142,591,000									4,093,000
Other Comprehensive Income (Loss)	(7,000,000)	2,231,000	812,000	(11,704,000)	9,093,000	500,000																			(7,000,000)	2,231,000	812,000	(11,704,000)	9,093,000	500,000
Ending Balance at Dec. 31, 2010	13,622,000,000	2,821,679,000	1,694,349,000	4,654,639,000	842,472,000	1,667,349,000	3,257,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	5,904,000,000	1,475,496,000	981,294,000	1,744,991,000	364,307,000	674,979,000	4,842,000,000	1,133,748,000	677,360,000	2,768,602,000	312,441,000	868,840,000	(381,000,000)	(48,023,000)	(20,889,000)	(180,155,000)	8,494,000	(12,491,000)	0	0	361,000
Ending Balance, Shares at Dec. 31, 2010	501,114,881				10,482,000
Issuance of Common Stock, Value	92,000,000						17,000,000						75,000,000
Issuance of Common Stock, Shares	2,644,579
Capital Contribution from Parent		100,000,000	0	0	0	0								100,000,000
Common Stock Dividends		(135,000,000)	(75,000,000)	(650,000,000)	(72,500,000)															(135,000,000)	(75,000,000)	(650,000,000)	(72,500,000)
Common Stock Dividends	(898,000,000)					(3,811,000)													(894,000,000)												(4,000,000)		(3,811,000)
Preferred Stock Dividends	(2,000,000)	(732,000)	(313,000)	(671,000)	(180,000)	(210,000)													(2,000,000)	(732,000)	(313,000)	(671,000)	(180,000)	(210,000)
Loss on Reacquired Preferred Stock	(4,000,000)	(1,770,000)	(398,000)	(1,216,000)	(270,000)	(373,000)							(4,000,000)	(1,770,000)	(398,000)	(1,216,000)	(270,000)	(373,000)
Capital Stock Expense	(16,000,000)	1,000		0									(16,000,000)	(26,000)		(324,000)				27,000		324,000
Noncash Dividend of Property to Parent				0
Other Changes in Equity	11,000,000												11,000,000						(2,000,000)												2,000,000
Subtotal - Equity	12,805,000,000	2,784,176,000	1,618,638,000	4,002,752,000	769,522,000	1,662,955,000
Net Income (Loss)	1,946,000,000			464,993,000		161,285,000													1,946,000,000
Net Income (Loss) Attributable to Noncontrolling Interest	3,000,000			0		3,841,000																									3,000,000
Net Income (Loss)	1,949,000,000	162,758,000	149,674,000	464,993,000	124,628,000	165,126,000														162,758,000	149,674,000	464,993,000	124,628,000	161,285,000									3,841,000
Other Comprehensive Income (Loss)	(89,000,000)	(10,520,000)	(7,332,000)	(17,567,000)	(1,345,000)	(14,324,000)																			(89,000,000)	(10,520,000)	(7,332,000)	(17,567,000)	(1,345,000)	(14,324,000)
Ending Balance at Dec. 31, 2011	$ 14,665,000,000	$ 2,936,414,000	$ 1,760,980,000	$ 4,450,178,000	$ 892,805,000	$ 1,813,757,000	$ 3,274,000,000	$ 260,458,000	$ 56,584,000	$ 321,201,000	$ 157,230,000	$ 135,660,000	$ 5,970,000,000	$ 1,573,752,000	$ 980,896,000	$ 1,744,099,000	$ 364,037,000	$ 674,606,000	$ 5,890,000,000	$ 1,160,747,000	$ 751,721,000	$ 2,582,600,000	$ 364,389,000	$ 1,029,915,000	$ (470,000,000)	$ (58,543,000)	$ (28,221,000)	$ (197,722,000)	$ 7,149,000	$ (26,815,000)	$ 1,000,000	$ 0	$ 391,000
Ending Balance, Shares at Dec. 31, 2011	503,759,460				10,482,000